Other financial assets measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Assets [Line Item]
Debt securities	$ 52,310	$ 53,212
Loans to financial advisors	2,947	2,716
Fee- and commission-related receivables	2,830	2,409
Finance lease receivables	6,293	6,675
Settlement and clearing accounts	670	380
Accrued interest income	2,207	2,314
Other	5,179	4,321
Total other financial assets measured at amortized cost	$ 72,437	$ 72,025